Critical Accounting Judgments, Estimates and Assumptions (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 39,103	$ 38,633
Impairment of exploration and evaluation assets	438	26,510
Restoration obligations	$ 267
Private Investee [Member]
Statement Line Items [Line Items]
Percentage of equity investment	20.00%